Statement of Cash Flows for the Parent Company (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 15,521	$ 11,288	$ 17,377	$ 13,700	$ 13,116
Adjustments to reconcile net income to net cash provided by operating activities:
Stock grants amortized	1,049	446	643	572	597
Net change in other assets	317	(188)	95	(18)	924
Net change in other liabilities	1,575	732	(421)	891	(1,131)
Net cash provided by operating activities	28,369	16,042	17,809	19,793	11,342
Cash flows from investing activities:
Cash received from acquired company	0	19,993	46,230	0	37,819
Cash paid in acquisitions	0	(37,000)	(46,600)	0	(101)
Net cash used in investing activities	(209,063)	(162,925)	(222,846)	(176,578)	(32,739)
Cash flows from financing activities:
Repayments of other borrowings	(28,787)	(3,143)	(10,958)	(4,859)	(2,072)
Proceeds from other borrowings	0	11,680	11,680	8,083	0
Treasury stock purchased	0	(208)	(208)	0	(1)
Proceeds from issuance of common stock	86,637	25,150	25,150	0	0
Dividends paid	(6,079)	(5,629)	(8,681)	(6,090)	(4,244)
Net cash provided by financing activities	198,685	133,026	250,673	127,093	49,654
Net change in cash and cash equivalents	17,991	(13,857)	45,636	(29,692)	28,257
Cash and cash equivalents at beginning of period	102,290	56,654	56,654	86,346	58,089
Cash and cash equivalents at end of period	120,281	42,797	102,290	56,654	86,346
Parent Company
Cash flows from operating activities:
Net income			17,377	13,700	13,116
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net loss (income) of subsidiaries			3,430	(6,078)	(8,802)
Stock grants amortized			643	572	597
Net change in other assets			(523)	184	5
Net change in other liabilities			9	372	(272)
Net cash provided by operating activities			20,936	8,750	4,644
Cash flows from investing activities:
Capital investment in subsidiaries			(2,050)	(5,215)
Cash received from acquired company			39
Cash paid in acquisitions			(46,600)		(361)
Net cash used in investing activities			(48,611)	(5,215)	(361)
Cash flows from financing activities:
Repayments of other borrowings			(3,245)	(3,513)	(2,072)
Proceeds from other borrowings			11,680	7,730
Treasury stock purchased			(208)		(1)
Proceeds from issuance of common stock			25,150
Dividends paid			(8,681)	(6,090)	(4,244)
Net cash provided by financing activities			24,696	(1,873)	(6,317)
Net change in cash and cash equivalents				1,662	(2,034)
Cash and cash equivalents at beginning of period		4,375	4,375	2,713	4,747
Cash and cash equivalents at end of period			$ 1,396	$ 4,375	$ 2,713